Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and contingencies [Abstract]
Commitments and contingencies

20.Commitments and contingencies

The Company’s commitments and contingencies relate to its ongoing operating activities, mainly research and development programs, as well as its leased corporate space.

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations. As of December 31, 2023, we have contractual obligations, other than for leases (see below), totaling CHF 21.4 million for 2024.

We lease our corporate, laboratory and other facilities under multiple leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. The Company recognizes a right-of-use asset for its leases, except for short-term and low-value leases as indicated in Note 3. See “Note 5. Right-of-use assets, long-term financial assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations.

	As of
	December 31,
In CHF thousands	2023	2022
Within 1 year	21,746	23,336
Between 1 and 3 years	16,920	18,516
Between 3 and 5 years	7,632	9,229
More than 5 years	1,270	1,407
Total	47,568	52,488